OPERATING EXPENSES - Other operating expenses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Legal Claims and contingent liabilities	$ (18,014)	$ (46,937)	$ (80,644)
Rentals and internet capacity	(29,146)	(26,212)	(28,211)
Energy, water and other services	(104,743)	(84,669)	(89,562)
Postage, freight and travel expenses	(29,051)	(32,891)	(34,801)
Other	(19,898)	(16,254)	(13,941)
Other operating expenses	$ (200,852)	$ (206,963)	$ (247,159)